Segment information - Capital Expenditures, Depreciation, Amortization (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Capital Expenditures by Business Segment	$ 39.8	$ 27.4	$ 24.2	$ 20.8	$ 39.9	$ 26.0	$ 20.9	$ 14.3	$ 112.2	$ 101.1	$ 136.1
Depreciation and Amortization by Business Segment									128.0	135.7	156.4
Amortization of intangible assets:									3.6	4.2	5.5
Total	$ 34.1	$ 32.4	$ 32.9	$ 32.2	$ 33.6	$ 33.1	$ 36.5	$ 36.7	131.6	139.9	161.9
Reportable Segments:
Segment Reporting Information [Line Items]
Capital Expenditures by Business Segment									98.2	89.8	114.2
Depreciation and Amortization by Business Segment									115.6	120.5	137.2
Reportable Segments: | North America
Segment Reporting Information [Line Items]
Capital Expenditures by Business Segment									42.0	37.1	50.8
Depreciation and Amortization by Business Segment									66.8	70.1	77.9
Reportable Segments: | South America
Segment Reporting Information [Line Items]
Capital Expenditures by Business Segment									24.0	21.4	32.5
Depreciation and Amortization by Business Segment									19.0	19.5	23.2
Amortization of intangible assets:									2.2	2.5	3.2
Reportable Segments: | Rest of World
Segment Reporting Information [Line Items]
Capital Expenditures by Business Segment									32.2	31.3	30.9
Depreciation and Amortization by Business Segment									29.8	30.9	36.1
Amortization of intangible assets:										1.7	2.3
Corporate items
Segment Reporting Information [Line Items]
Capital Expenditures by Business Segment									9.0	7.0	16.5
Depreciation and Amortization by Business Segment									10.9	11.3	9.7
Venezuela | Other items not allocated to segments:
Segment Reporting Information [Line Items]
Capital Expenditures by Business Segment									5.0	4.3	5.4
Depreciation and Amortization by Business Segment									0.7	3.9	9.5
Reorganization and Restructuring 2016 | Other items not allocated to segments:
Segment Reporting Information [Line Items]
Depreciation and Amortization by Business Segment									$ 0.8	$ 0.0	$ 0.0